Consolidated Shareholders' Equity - Summary of Movements within Other Comprehensive Income (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of analysis of other comprehensive income by item [line items]
Change in fair value (excluding associates and joint ventures) reclassification to profit or loss		€ (89)	€ 447
Currency translation differences on foreign subsidiaries (excluding associates and joint ventures) reclassified to profit or loss	€ (7)	(23)	2
Animal Health Business [member]
Disclosure of analysis of other comprehensive income by item [line items]
Items subsequently reclassifiable to profit or loss		(170)	€ (51)
Items subsequently reclassifiable to profit or loss currency transaction differences		(147)
Currency translation differences on foreign subsidiaries (excluding associates and joint ventures) reclassified to profit or loss		€ (23)